Cash generated by operations (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH GENERATED BY OPERATIONS [Abstract]
(Loss)/profit for the year			R (5,710)	R (37,430)	R 18,980
Royalties			543	1,050	1,834
Carbon tax			2	2	(10)
Mining and income tax			1,496	(2,416)	8,924
Interest income			(1,337)	(1,369)	(1,203)
Finance expense			4,571	3,299	2,840
Profit before interest, royalties, carbon tax and tax			(435)	(36,864)	31,365
Non-cash adjusting items:
Amortisation and depreciation			8,810	10,012	7,087
Share-based payments			251	113	218
(Gain)/loss on financial instruments			(5,574)	(101)	4,279
Foreign currency exchange adjustment			168	(1,647)	82
Share of results of equity-accounted investees after tax			(212)	1,174	(1,287)
Impairments/(reversal of impairments)			9,173	47,454	(6)
Gain on acquisition		R 0	0	(898)	0
Gain on remeasurement of previous interest in Kroondal	R 0		0	(298)	0
Onerous contract provision			(817)	1,865	0
Occupational healthcare gain			(76)	(365)	(211)
Loss on deconsolidation of subsidiary			0	0	309
Profit on sale of Lonmin Canada			0	0	(145)
Change in estimate of environmental rehabilitation obligation			433	(56)	(99)
Settlement of metals borrowings liability			(4,308)	0	0
Deferred revenue recognised			(1,768)	(1,252)	(290)
Early termination penalty relating to onerous contract provision			(665)	0	0
Payment of occupational healthcare liability			(26)	(130)	(66)
Other non-cash and cash adjusting items			(540)	(281)	(490)
Cash generated by operations			R 4,414	R 18,726	R 40,746